UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21121
Investment Company Act File Number
Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	29,800	$2,203,114
United Technologies Corp.	39,800	3,369,070

		$5,572,184

Air Freight & Logistics — 1.9%
Expeditors International of Washington, Inc.	44,600	$2,236,244
FedEx Corp.	22,300	2,086,165

		$4,322,409

Auto Components — 2.2%
Johnson Controls, Inc.	62,900	$2,614,753
Lear Corp.	47,000	2,296,890

		$4,911,643

Automobiles — 1.4%
Ford Motor Co.(1)	210,200	$3,134,082

		$3,134,082

Beverages — 3.7%
Anheuser-Busch InBev NV ADR	39,200	$2,241,064
Coca-Cola Co. (The)	53,400	3,543,090
PepsiCo, Inc.	38,750	2,495,888

		$8,280,042

Biotechnology — 1.6%
Amgen, Inc.(1)	32,400	$1,731,780
Celgene Corp.(1)	32,228	1,854,077

		$3,585,857

Capital Markets — 2.3%
Ameriprise Financial, Inc.	38,800	$2,369,904
State Street Corp.	60,800	2,732,352

		$5,102,256

Chemicals — 2.7%
LyondellBasell Industries NV, Class A(1)	59,100	$2,337,405
Monsanto Co.	53,500	3,865,910

		$6,203,315

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	48,200	$1,799,788

		$1,799,788

Communications Equipment — 7.0%
Brocade Communications Systems, Inc.(1)	446,300	$2,744,745
Juniper Networks, Inc.(1)	120,400	5,066,432
QUALCOMM, Inc.	103,000	5,647,490
Research In Motion, Ltd.(1)	39,600	2,240,172

		$15,698,839

Computers & Peripherals — 6.7%
Apple, Inc.(1)	23,500	$8,188,575
EMC Corp.(1)	171,300	4,548,015
SanDisk Corp.(1)	49,900	2,299,891

		$15,036,481

Security	Shares	Value
Construction & Engineering — 2.1%
Fluor Corp.	37,200	$2,740,152
Shaw Group, Inc. (The)(1)	58,000	2,053,780

		$4,793,932

Consumer Finance — 1.3%
American Express Co.	65,700	$2,969,640

		$2,969,640

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	90,700	$4,181,270

		$4,181,270

Electrical Equipment — 0.7%
Emerson Electric Co.	28,200	$1,647,726

		$1,647,726

Energy Equipment & Services — 3.1%
Halliburton Co.	51,200	$2,551,808
Schlumberger, Ltd.	48,900	4,560,414

		$7,112,222

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	36,100	$2,646,852
Wal-Mart Stores, Inc.	76,300	3,971,415

		$6,618,267

Food Products — 1.1%
Mead Johnson Nutrition Co.	41,600	$2,409,888

		$2,409,888

Health Care Equipment & Supplies — 2.1%
Covidien PLC	44,500	$2,311,330
St. Jude Medical, Inc.	48,000	2,460,480

		$4,771,810

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	58,400	$2,639,680

		$2,639,680

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	74,000	$2,734,300

		$2,734,300

Household Products — 0.8%
Colgate-Palmolive Co.	22,000	$1,776,720

		$1,776,720

Industrial Conglomerates — 1.4%
3M Co.	34,000	$3,179,000

		$3,179,000

Insurance — 1.0%
Lincoln National Corp.	73,000	$2,192,920

		$2,192,920

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	12,700	$2,287,651

		$2,287,651

Internet Software & Services — 6.7%
Akamai Technologies, Inc.(1)	59,900	$2,276,200
Google, Inc., Class A(1)	13,400	7,855,214
VeriSign, Inc.	53,700	1,944,477

Security	Shares	Value
Yahoo! Inc.(1)	189,200	$3,150,180

		$15,226,071

IT Services — 2.3%
Cognizant Technology Solutions Corp., Class A(1)	22,600	$1,839,640
International Business Machines Corp.	20,600	3,359,242

		$5,198,882

Machinery — 3.7%
Caterpillar, Inc.	26,607	$2,962,689
Deere & Co.	26,000	2,519,140
Illinois Tool Works, Inc.	53,800	2,890,136

		$8,371,965

Media — 2.5%
Discovery Communications, Inc., Class A(1)	52,000	$2,074,800
Walt Disney Co. (The)	81,400	3,507,526

		$5,582,326

Metals & Mining — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	34,600	$1,922,030
Nucor Corp.	70,200	3,230,604

		$5,152,634

Multiline Retail — 1.1%
Macy’s, Inc.	102,800	$2,493,928

		$2,493,928

Oil, Gas & Consumable Fuels — 7.0%
EOG Resources, Inc.	19,800	$2,346,498
Exxon Mobil Corp.	47,982	4,036,726
Hess Corp.	39,300	3,348,753
Occidental Petroleum Corp.	33,100	3,458,619
Southwestern Energy Co.(1)	61,000	2,621,170

		$15,811,766

Pharmaceuticals — 3.3%
Allergan, Inc.	42,700	$3,032,554
Shire PLC ADR	24,700	2,151,370
Teva Pharmaceutical Industries, Ltd. ADR	43,500	2,182,395

		$7,366,319

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	47,600	$1,874,488
Broadcom Corp., Class A	88,650	3,491,037
Cypress Semiconductor Corp.(1)	106,000	2,054,280
Intel Corp.	110,300	2,224,751
NXP Semiconductors NV(1)	57,500	1,722,987

		$11,367,543

Software — 6.0%
Activision Blizzard, Inc.	204,600	$2,244,462
Intuit, Inc.(1)	49,600	2,633,760
Microsoft Corp.	88,232	2,237,564
Oracle Corp.	196,300	6,550,531

		$13,666,317

Specialty Retail — 1.1%
Bed Bath & Beyond, Inc.(1)	50,000	$2,413,500

		$2,413,500

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	41,900	$3,171,830

		$3,171,830

Security	Shares	Value
Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A(1)	59,400	$3,078,108

		$3,078,108

Total Common Stocks (identified cost $169,487,832)		$221,863,111

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$3,032	$3,031,647

Total Short-Term Investments (identified cost $3,031,647)		$3,031,647

Total Investments — 99.7% (identified cost $172,519,479)		$224,894,758

Other Assets, Less Liabilities — 0.3%		$783,428

Net Assets — 100.0%		$225,678,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $2,790.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$172,613,860

Gross unrealized appreciation	$53,131,745
Gross unrealized depreciation	(850,847)

Net unrealized appreciation	$52,280,898

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$221,863,111	$—	$—	$221,863,111
Short-Term Investments	—	3,031,647	—	3,031,647

Total Investments	$221,863,111	$3,031,647	$—	$224,894,758

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi Lewis R. Piantedosi
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi Lewis R. Piantedosi
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011